Deferred income tax - Tax (charge)/credit recognized in income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax charges and credits
Tax (charge)/credit recognized in the income statement	$ (4)	$ (33)
Deferred tax assets not recognized in respect of tax losses	33	37
Tax losses	131	146
Provisions
Tax charges and credits
Temporary differences associated with investments in subsidiaries	0
Aggregate continuing and discontinued operations
Tax charges and credits
Tax (charge)/credit recognized in the income statement	4	20	$ 65
Aggregate continuing and discontinued operations | Tax losses
Tax charges and credits
Tax (charge)/credit recognized in the income statement	4	(4)	18
Aggregate continuing and discontinued operations | Employee benefit obligations
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(2)	(11)	3
Aggregate continuing and discontinued operations | Depreciation timing differences
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(5)	21	4
Aggregate continuing and discontinued operations | Provisions
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(3)	(2)	(1)
Aggregate continuing and discontinued operations | Other deferred tax assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(16)	1	12
Aggregate continuing and discontinued operations | Intangible assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	40	19	52
Aggregate continuing and discontinued operations | Accelerated depreciation and other fair value adjustments
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(27)	(12)	(20)
Aggregate continuing and discontinued operations | Other deferred tax liabilities
Tax charges and credits
Tax (charge)/credit recognized in the income statement	$ 13	$ 8	$ (3)